Combined Statements of Changes in Equity (FY) - USD ($) $ in Millions	UTC Net Investment [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total UTC Net Investment [Member]	Noncontrolling Interest [Member]	Total	Cumulative Effect, Period of Adoption, Adjustment [Member] UTC Net Investment [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Total UTC Net Investment [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Noncontrolling Interest [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]
Balance at Dec. 31, 2016	$ 15,696	$ (1,084)	$ 14,612	$ 348	$ 14,960
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,227	0	1,227	40	1,267
Redeemable noncontrolling interest in subsidiaries' earnings	0	0	0	(9)	(9)
Other comprehensive (loss) income, net of tax	0	467	467	11	478
Other comprehensive (loss) income, net of tax					501
Sale of subsidiary shares from noncontrolling interest	4	0	4	0	4
Dividends attributable to noncontrolling interest	0	0	0	(31)	(31)
Acquisition of noncontrolling interest	0	0	0	12	12
Redeemable noncontrolling interest fair value adjustment	(81)	0	(81)	0	(81)
Net transfers to UTC	(1,816)	0	(1,816)	0	(1,816)
Balance at Dec. 31, 2017	15,030	(617)	14,413	371	14,784
Balance (Adoption of ASU 2016-16 [Member]) at Dec. 31, 2017						$ 9	$ 0	$ 9	$ 0	$ 9
Balance at Dec. 31, 2016					177
Increase (Decrease) in Redeemable Noncontrolling Interest [Roll Forward]
Redeemable noncontrolling interest in subsidiaries' earnings					9
Other comprehensive income, net of tax					23
Purchase of subsidiary shares from noncontrolling interest					(286)
Dividends attributable to noncontrolling interest					(4)
Redeemable noncontrolling interest fair value adjustment					81
Balance at Dec. 31, 2017					0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	2,734	0	2,734	35	2,769
Other comprehensive (loss) income, net of tax	0	(598)	(598)	(8)	(606)
Dividends attributable to noncontrolling interest	0	0	0	(46)	(46)
Net transfers to UTC	(2,641)	0	(2,641)	0	(2,641)
Balance at Dec. 31, 2018	15,132	(1,215)	13,917	352	14,269	9	(9)			0
Balance (Adoption of ASU 2018-02 [Member]) at Dec. 31, 2018						9	(9)	0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	400			3	403
Other comprehensive (loss) income, net of tax		96		5	101
Dividends attributable to noncontrolling interest				(2)	(2)
Net transfers to UTC	81				81
Balance at Mar. 31, 2019	15,460	(1,128)		358	14,690
Balance at Dec. 31, 2018	15,132	(1,215)	13,917	352	14,269	9	(9)			0
Balance (Adoption of ASU 2018-02 [Member]) at Dec. 31, 2018						9	(9)	0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income					1,701
Other comprehensive (loss) income, net of tax					(252)
Balance at Sep. 30, 2019	15,747	(1,474)		371	14,644		(9)
Balance at Dec. 31, 2018	15,132	(1,215)	13,917	352	14,269	9	(9)			0
Balance (Adoption of ASU 2018-02 [Member]) at Dec. 31, 2018						9	(9)	$ 0	$ 0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	2,116	0	2,116	39	2,155
Other comprehensive (loss) income, net of tax	0	(29)	(29)	(4)	(33)
Dividends attributable to noncontrolling interest	0	0	0	(28)	(28)
Disposition of noncontrolling interest	0	0	0	(26)	(26)
Net transfers to UTC	(1,902)	0	(1,902)	0	(1,902)
Balance at Dec. 31, 2019	15,355	(1,253)	14,102	333	14,435	(4)				(4)
Balance at Mar. 31, 2019	15,460	(1,128)		358	14,690
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	784			10	794
Other comprehensive (loss) income, net of tax		(74)		(3)	(77)
Dividends attributable to noncontrolling interest				(2)	(2)
Net transfers to UTC	445				445
Balance at Jun. 30, 2019	15,799	(1,202)		363	14,960
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	492			12	504
Other comprehensive (loss) income, net of tax		(272)		(4)	(276)
Net transfers to UTC	544				544
Balance at Sep. 30, 2019	15,747	(1,474)		371	14,644		$ (9)
Balance at Dec. 31, 2019	15,355	(1,253)	14,102	333	14,435	(4)				(4)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	96			6	102
Other comprehensive (loss) income, net of tax		(483)		(2)	(485)
Dividends attributable to noncontrolling interest				(8)	(8)
Net transfers to UTC	11,014				11,014
Balance at Mar. 31, 2020	4,433	(1,736)		329	3,026
Balance at Dec. 31, 2019	15,355	(1,253)	$ 14,102	333	14,435	$ (4)				$ (4)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income					1,119
Other comprehensive (loss) income, net of tax					86
Net transfers to UTC	(780)
Balance at Sep. 30, 2020	0	(1,172)		341	5,437
Balance at Mar. 31, 2020	4,433	(1,736)		329	3,026
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income				8	269
Other comprehensive (loss) income, net of tax		257		1	258
Net transfers to UTC	(859)				(859)
Balance at Jun. 30, 2020	0	(1,479)		338	4,366
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income				7	748
Other comprehensive (loss) income, net of tax		307		5	312
Dividends attributable to noncontrolling interest				(9)	(9)
Balance at Sep. 30, 2020	$ 0	$ (1,172)		$ 341	$ 5,437